Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Trading assets and liabilities
end of	2Q16	1Q16	4Q15
Trading assets (CHF million)
Debt securities	66,658	72,864	80,542
Equity securities	69,814	73,763	70,961
Derivative instruments [1]	29,488	29,792	28,365
Other	11,659	11,131	10,869
Trading assets	177,619	187,550	190,737
Trading liabilities (CHF million)
Short positions	24,634	28,962	25,485
Derivative instruments [1]	27,048	24,620	23,486
Trading liabilities	51,682	53,582	48,971
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q16	1Q16	4Q15
Cash collateral – netted (CHF million) [1]
Cash collateral paid	39,600	34,413	31,887
Cash collateral received	28,971	26,246	21,942
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,055	8,121	7,921
Cash collateral received	12,773	12,625	13,989
1 Recorded as cash collateral netting on derivative instruments in Note 22 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.